Derivative Instruments- Offsetting (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Asset derivatives fair value	$ 20,288	[1]	$ 27,602	[1]
Asset derivatives fair value, effect of master netting agreements	15,806	[2],[3]	22,311	[2],[3]
Asset derivatives fair value, fair value after effect of master netting agreements	4,482		5,291
Total derivatives not subject to netting arrangements	2,105		1,849
Securities Purchased under Agreements to Resell	10,180		6,718
Securities purchased under agreements to resell amount offset against collateral	1,096	[3],[4]	137	[3],[4]
Securities purchased under agreements to resell amount not offset against collateral	9,084		6,581
Fair value of financial and derivative asset	30,468		34,320
Fair value of financial and derivative asset amount offset against collateral	16,902	[3]	22,448	[3]
Fair value of financial and derivative asset amount not offset against collateral	13,566		11,872
Liability derivatives fair value	20,254	[1]	28,090	[1]
Liability derivatives fair value, effect of master netting agreements	14,421	[2],[5]	20,990	[2],[5]
Liability derivatives fair value, amount not offset against collateral	5,833		7,100
Total derivatives not subject to netting arrangements	2,248		1,083
Securities Sold under Agreements to Repurchase	10,528		7,153
Securities Sold Under Agreements To Repurchase Amount Offset Against Collateral	1,096	[5],[6]	137	[5],[6]
Securities Sold Under Agreements To Repurchase Amount Not Offset Against Collateral Abstract	9,432		7,016
Fair Value Of Financial and Derivative Liability	30,782		35,243
Fair Value Of Financial and Derivative Liability Amount Offset Against Collateral	15,517	[5]	21,127	[5]
Fair Value Of Financial and Derivative Liability Amount Not Offset Against Collateral	15,265		14,116
Derivatives subject to netting arrangements:
Derivative [Line Items]
Asset derivatives fair value	18,183		25,753
Asset derivatives fair value, effect of master netting agreements	15,806	[3]	22,311	[3]
Asset derivatives fair value, fair value after effect of master netting agreements	2,377		3,442
Liability derivatives fair value	18,006		27,007
Liability derivatives fair value, effect of master netting agreements	14,421	[5]	20,990	[5]
Liability derivatives fair value, amount not offset against collateral	3,585		6,017
Interest rate contracts | Derivatives subject to netting arrangements:
Derivative [Line Items]
Asset derivatives fair value	14,798		22,234
Asset derivatives fair value, effect of master netting agreements	13,231	[3]	20,042	[3]
Asset derivatives fair value, fair value after effect of master netting agreements	1,567		2,192
Liability derivatives fair value	14,914		23,274
Liability derivatives fair value, effect of master netting agreements	12,429	[5]	19,069	[5]
Liability derivatives fair value, amount not offset against collateral	2,485		4,205
Foreign exchange contracts | Derivatives subject to netting arrangements:
Derivative [Line Items]
Asset derivatives fair value	2,778		3,255
Asset derivatives fair value, effect of master netting agreements	2,294	[3]	2,171	[3]
Asset derivatives fair value, fair value after effect of master netting agreements	484		1,084
Liability derivatives fair value	2,292		3,423
Liability derivatives fair value, effect of master netting agreements	1,711	[5]	1,823	[5]
Liability derivatives fair value, amount not offset against collateral	581		1,600
Equity contracts | Derivatives subject to netting arrangements:
Derivative [Line Items]
Asset derivatives fair value	607		264
Asset derivatives fair value, effect of master netting agreements	281	[3]	98	[3]
Asset derivatives fair value, fair value after effect of master netting agreements	326		166
Liability derivatives fair value	800		310
Liability derivatives fair value, effect of master netting agreements	281	[5]	98	[5]
Liability derivatives fair value, amount not offset against collateral	$ 519		$ 212

[1]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[2]	Master netting agreements are reported net of cash collateral received and paid of $1,841 million and $456 million, respectively, at Dec. 31, 2013, and $1,452 million and $131 million, respectively, at Dec. 31, 2012.
[3]	Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[4]	Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.
[5]	Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[6]	Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.